Convertible Preferred Stock	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Convertible Preferred Stock
9. Convertible Preferred Stock
As of December 31, 2022 and 2021, the Company’s Amended and Restated Articles of Incorporation designated and authorized the Company to issue up to 61,730,064 shares of convertible preferred stock which consisted of the following:

				Aggregate	Proceeds Net
		Shares	Per Share	Liquidation	of Issuance
	Authorized	Issued and	Liquidation	Amount	Costs
	Shares	Outstanding	Preference	(in thousands)	(in thousands)
Series Seed convertible preferred stock	14,507,038	14,507,038	$0.71	$10,300	$10,211
Series A convertible preferred stock	25,114,089	25,114,089	$1.80	45,300	45,170
Series B convertible preferred stock	22,108,937	22,108,937	$3.84	84,920	84,689

Total convertible preferred stock	61,730,064	61,730,064		$140,520	$140,070

No shares of convertible preferred stock were issued during the years ended December 31, 2022 and 2021.

The Company’s convertible preferred stock have the following rights, preferences, privileges and restrictions:
Voting
—On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of stockholders in lieu of a meeting), each holder of outstanding shares of convertible preferred stock shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of convertible preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matters. Except as provided by law or by the other provisions of the Company’s Amended and Restated Certificate of Incorporation, holders of convertible preferred stock shall vote together with the holders of common stock as a single class and on an as-converted
to common stock basis.
Dividends
—The Company shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company (other than dividends on shares of common stock payable in shares of common stock) in any calendar year unless the holders of the convertible preferred stock then outstanding shall first receive, or simultaneously receive, dividends on each outstanding share of convertible preferred stock in an amount for such calendar year equal to the greater of (i) the applicable dividend rate of $0.0426, $0.108226 and $0.2305 per share for the Series Seed, Series A and Series B, respectively, subject to adjustment in the event of any stock splits, stock dividends or similar changes in capitalization with respect to such class or series, and (ii) that dividend per share of such series of convertible preferred stock as would equal the product of (A) the dividend payable on each share of such series determined, if applicable, as if all shares of such series had been converted into common stock and (B) the number of shares of common stock issuable upon conversion of such series, in each case calculated on the record date for the determination of holders entitled to receive such dividend. The right to receive dividends on shares of convertible preferred stock shall not be cumulative, and no right to dividends shall accrue to holders of the convertible preferred stock by reason of the fact that dividends on such shares are not declared or paid.
Liquidation preference
—In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of shares of the convertible preferred stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, and in the event of a deemed liquidation event, the holders of shares of convertible preferred stock then outstanding shall be entitled to be paid out of the consideration payable to stockholders in such deemed liquidation event or out of the available proceeds, as applicable, on a pari passu basis among each other and before any payment shall be made to the holders of the common stock by reason of their ownership hereof, an amount equal to the greater of (i) one times the applicable original issue price of $0.71 per share of Series Seed, $1.803768 per share of Series A and $3.84098 per share of Series B, plus any dividends declared, but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of the convertible preferred stock had been converted into common stock immediately prior to such liquidation, dissolution, winding up or deemed liquidation event. If upon any such event, the assets of the Company available for distribution to the stockholders shall be insufficient to pay the holders of the convertible preferred stock the full amount, they shall be entitled to share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would be otherwise payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
After payment of the liquidation preference to the holders of convertible preferred stock, the remaining assets of the Company shall be distributed ratably to the holders of common stock on a fully converted basis.
Redemption
—The shares of convertible preferred stock shall not be redeemable by any holder.
Voluntary conversion
—Each share of convertible preferred stock shall be convertible, at the option of the holder thereof at any time and from time to time, without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable
shares of common stock as is determined by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion. The original issue price of the Series Seed, Series A and Series B convertible preferred shares is $0.71, $1.803768 and $3.84098, respectively. Such conversion price, and at the rate at which the convertible preferred shares may be converted into shares of common stock, shall be subject to adjustment for occurrences such as stock splits, certain dividends, mergers and distributions.

Automatic conversion
—Each share of convertible preferred stock will automatically be converted into shares of common stock, at the then-effective
conversion rate of such shares upon either (i) the closing of the sale of shares of the Company’s common stock to the public in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, with proceeds of at least $75.0 million, or (ii) the date and time, or the occurrence of an event, specified by vote or written consent of the requisite holders, then all outstanding shares of convertible preferred stock shall automatically be converted into shares of common stock, at the then effective conversion rate.